Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2018	2017	classification	2018	2017	classification	2018	2017
Derivatives designated as
hedging instruments:
Forward contracts	$89,590	$98,850	Other assets	$12	$76	Other liabilities	$734	$132
Total derivatives designated
as hedging instruments	$89,590	$98,850		$12	$76		$734	$132
Derivatives not designated
as hedging instruments:
Forward contracts	$-	$70,850	Trading account securities	$-	$180	Other liabilities	$-	$19
Interest rate swaps	-	2,252	Other assets	-	10	Other liabilities	-	10
Interest rate caps	177,826	185,596	Other assets	125	97	Other liabilities	119	87
Indexed options on deposits	69,254	70,306	Other assets	13,466	16,356	-	-	-
Bifurcated embedded options	62,902	66,077	-	-	-	Interest bearing deposits	11,467	14,183
Total derivatives not
designated as
hedging instruments	$309,982	$395,081		$13,591	$16,643		$11,586	$14,299
Total derivative assets
and liabilities	$399,572	$493,931		$13,603	$16,719		$12,320	$14,431

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2018
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$536	Mortgage banking activities	$1,202	$(92)
Total	$536		$1,202	$(92)

Year ended December 31, 2017
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(1,295)	Mortgage banking activities	$(1,920)	$32
Total	$(1,295)		$(1,920)	$32

Year ended December 31, 2016
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(3,612)	Mortgage banking activities	$(3,148)	$(1)
Total	$(3,612)		$(3,148)	$(1)

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2018	2017	2016
Forward contracts	Mortgage banking activities	$1,213	$(1,484)	$(160)
Interest rate swaps	Other operating income	-	51	333
Foreign currency forward contracts	Other operating income	-	67	27
Foreign currency forward contracts	Interest expense	-	(14)	12
Interest rate caps	Other operating income	(4)	(48)	57
Indexed options on deposits	Interest expense	114	5,934	1,981
Bifurcated embedded options	Interest expense	(50)	(5,429)	(2,374)
Total		$1,273	$(923)	$(124)